Vessels, net (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Balance as at beginning of period	$ 576,891
Balance as at end of period	712,197	$ 576,891
Vessel Cost [Member]
Property, Plant and Equipment [Line Items]
Balance as at beginning of period	748,819	728,923
Vessel acquisitions	162,600
Improvements	11,601	19,896
Balance as at end of period	923,020	748,819
Accumulated depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance as at end of period	(171,928)	(142,823)
Depreciation for the year	(38,895)	(29,105)
Balance as at end of period	(210,823)	(171,928)
Net book value [Member]
Property, Plant and Equipment [Line Items]
Balance as at beginning of period	576,891	586,100
Vessel acquisitions	162,600
Improvements	11,601	19,896
Depreciation for the year	(38,895)	(29,105)
Balance as at end of period	$ 712,197	$ 576,891